UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22634

Blackstone Alternative Alpha Fund

(Exact name of registrant as specified in charter)

345 Park Avenue, 28th Floor

New York, NY 10154

(Address of principal executive offices)

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and address of agent for service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: March 31, 2014

Date of reporting period: March 31, 2014

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Asset Management L.P.

ANNUAL REPORT

For the Year Ended March 31, 2014

Blackstone Alternative Alpha Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Blackstone Alternative Alpha Fund:

We have audited the accompanying statement of assets and liabilities of Blackstone Alternative Alpha Fund (the “Fund”), including the schedule of investment, as of March 31, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blackstone Alternative Alpha Fund as of March 31, 2014, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York

May 23, 2014

Member of

Deloitte Touche Tohmatsu

Blackstone Alternative Alpha Fund

Statement of Assets and Liabilities

As of March 31, 2014

Assets:
Investment in Blackstone Alternative Alpha Master Fund (“Master Fund”), at fair value (Cost $484,519,938)	$524,942,992
Cash	4,500,825
Investment subscription paid in advance to Master Fund	34,584,487
Prepaid expenses	33,942
Interest receivable	253

Total assets	564,062,499

Liabilities:
Shareholder subscriptions received in advance	37,760,067
Shareholder redemptions payable	3,407,270
Payable to Investment Manager	352,362
Accrued expenses and other liabilities	1,691,418

Total liabilities	43,211,117

Net assets	$520,851,382

Components of net assets:
Paid-in capital	$479,245,065
Accumulated net investment loss	(4,103,183)
Accumulated net realized gain	5,286,446
Net unrealized appreciation on investments	40,423,054

Net assets	$520,851,382

Net asset value:
Net assets	$520,851,382
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	447,423

Net asset value per share	$1,164.11

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Schedule of Investment

March 31, 2014

	Shares	Cost	Fair Value	Percentage of Total Net Assets
Blackstone Alternative Alpha Master Fund (“Master Fund”)	452,250	$484,519,938	$524,942,992	100.79%
Other assets, less liabilities			(4,091,610)	(0.79)%

Total Net Assets			$520,851,382	100.00%

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Statement of Operations

For the Year Ended March 31, 2014

Fund Income:
Interest	$6,398

Fund Expenses:
Distribution	2,226,262
Shareholder service	929,103
Legal	588,064
Printing	181,386
Administration	169,223
Insurance	122,857
Professional	78,272
Trustees	43,928
Custody	8,360
Other	221,785

Total Fund expenses	4,569,240

Less expenses reimbursed by Investment Manager*	(1,234,892)

Net Fund expenses	3,334,348

Net Investment Loss	(3,327,950)

Net Increase in Net Assets from Investments:
Realized gain distribution from Master Fund	5,003,779
Net change in unrealized appreciation from investment in Master Fund	26,826,118

Net Increase in Net Assets from Investments	31,829,897

Net Increase in Net Assets from Operations	$28,501,947

*	The reimbursement includes expenses incurred by the Fund and Master Fund. See Note 6.

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Statements of Changes in Net Assets

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(3,327,950)	$(204,336)
Realized gain distribution from Master Fund	5,003,779	282,667
Net change in unrealized appreciation from investment in Master Fund	26,826,118	13,596,936

Net increase in net assets from operations	28,501,947	13,675,267

Distribution of net investment income to shareholders	—	(834,428)

Capital Transactions:
Shareholder subscriptions	304,574,377	183,216,960
Reinvestment of dividends	—	764,896
Shareholder redemptions	(8,672,347)	(496,321)
Early withdrawal fee	18,699	2,332

Increase in net assets from capital transactions	295,920,729	183,487,867

Net Assets:
Total increase in net assets	324,422,676	196,328,706
Beginning of year	196,428,706	100,000

End of year	$520,851,382	$196,428,706

Accumulated net investment loss	$(4,103,183)	$(779,065)

Share Transactions:
Beginning of year	182,267	100
Shares issued	272,767	181,881
Shares reinvested	—	749
Shares redeemed	(7,611)	(463)

End of year	447,423	182,267

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Statement of Cash Flows

For the Year Ended March 31, 2014

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$28,501,947
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Realized gain distribution from Master Fund	(5,003,779)
Net change in unrealized appreciation from investment in Master Fund	(26,826,118)
Purchase of investment in Master Fund and subscription paid in advance to Master Fund	(310,149,206)
Increase in interest receivable	(67)
Increase in prepaid expenses	(7,575)
Increase in payable to Investment Manager	212,662
Decrease in trustee fees payable	(10,250)
Increase in accrued expenses and other liabilities	1,167,688

Net cash used in operating activities	(312,114,698)

Cash Flows from Financing Activities:
Proceeds from shareholder subscriptions and subscriptions received in advance	320,669,017
Payments for shareholder redemptions of shares	(5,694,618)

Net cash provided by financing activities	314,974,399

Net change in cash	2,859,701
Cash, beginning of year	1,641,124

Cash, end of year	$4,500,825

Supplemental Disclosure of Non-cash Operating Activities:
Reinvestment of realized gain distributed from Master Fund	$5,003,779

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Financial Highlights

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1,077.70	$1,000.00
Income from Investment Operations:
Net investment loss[1]	(10.12)	(1.84)
Net realized and unrealized gain from investments	96.47	85.33

Net income from investment operations	86.35	83.49

Distribution of net investment income to shareholders	—	(5.81)

Early withdrawal fee	0.06	0.02

Net Asset Value, End of Year	$1,164.11	$1,077.70

Financial Ratios:
Service fees	0.85%	0.85%
Other expenses to average net assets for the Fund before reimbursement from Investment Manager	0.38%	1.16%
Reimbursement from Investment Manager[2]	(0.33)%	(1.83)%

Total expenses to average net assets for the Fund after reimbursement from Investment Manager[3]	0.90%	0.18%

Net investment loss to average net assets for the Fund	(0.90)%	(0.18)%

Portfolio turnover[4]	10.30%	9.01%

Total return	8.02%	8.38%

Net assets, end of year (000s)	$520,851	$196,429

[1]	Calculated using average shares outstanding during the period.
[2]	The reimbursement includes expenses incurred by the Fund and the Master Fund. See Note 6.
[3]

In accordance with the Expense Limitation and Reimbursement Agreement, Specified Expenses of the Master Fund are included in the limitation of the Expense Cap. See Note 6. The expenses of the Master Fund represent 1.56% and 2.27% of average net assets for the Fund for the periods ended March 31, 2014 and March 31, 2013, respectively. The net expense ratio for the Fund, including the applicable Master Fund expenses, is 2.46% and 2.45% for the periods ended March 31, 2014 and March 31, 2013, respectively.

[4]	The Fund is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The computation of such ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds held by the Master Fund. The individual shareholder’s total return may vary from this total return based on the timing of capital transactions.

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Notes to Financial Statements

March 31, 2014

1. Organization

Blackstone Alternative Alpha Fund (the “Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. The Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets. The Fund pursues its objective by investing substantially all of its assets in Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the 1940 Act as a continuously offered, closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The Master Fund’s consolidated financial statements and notes to consolidated financial statements, included elsewhere within this report, are an integral part of the Fund’s financial statements and should be read in conjunction with these financial statements. As of March 31, 2014, the Fund held a 98.43% ownership interest in the Master Fund.

The investment manager of the Fund and the Master Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Fund and the Master Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Fund and the Master Fund, is registered as such with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Fund and the Master Fund supervises the conduct of the Fund’s and the Master Fund’s affairs and, pursuant to their investment management agreements, has engaged BAAM to manage the Fund’s and the Master Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3. Significant Accounting Policies

Fair Value Measurements

Investment in the Master Fund

The Fund’s investment in the Master Fund is recorded at fair value and is based upon the Fund’s percentage ownership of the net assets of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued)

March 31, 2014

See Note 3 to the Master Fund’s consolidated financial statements for the determination of fair value of the Master Fund’s investments.

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. Income and expense, including interest, are recorded on an accrual basis.

Cash

At March 31, 2014, the Fund had $4,500,825 of cash held at a major U.S. bank.

Contingencies

Under the Fund’s Agreement and Declaration of Trust (“Declaration of Trust”), the Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Income Taxes

The Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund files U.S. federal and various state and local tax returns.

Management of the Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Fund’s tax return for the current open tax year ending October 31, 2014, and has concluded, as of March 31, 2014, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns are subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid annually. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (defined below) of the Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

4. Fair Value Hierarchy

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund may, as a practical expedient, estimate the fair value of the investment in the Master Fund based on the reported net asset value per share or its equivalent if the reported net asset value of the investment in the Master Fund is calculated in a manner consistent with the measurement principles applied to investment companies. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued)

March 31, 2014

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement or based on liquidity, as indicated by the redemption terms:

Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

Level 2 – Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The Fund’s investment in the Master Fund shall be categorized within Level 2 if the Fund has the ability to redeem its investment in the Master Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice.

Level 3 – Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The Fund has categorized within Level 3, its investment in the Master Fund that is subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions.

The classification of investment in the Master Fund in the table below is indicative of the Fund’s classification of its investment in the Master Fund. It is not meant to be indicative of the classification of investments in Investee Funds of the Master Fund within the fair value hierarchy.

The following is a summary categorization, as of March 31, 2014, of the Fund’s investment based on the level of inputs utilized in determining the value of such investments:

Investments	Level 1	Level 2	Level 3	Total
Investment in the Master Fund	$—	$—	$524,942,992	$524,942,992
	$—	$—	$524,942,992	$524,942,992

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Investment in Master Fund
Beginning Balance April 1, 2013	$196,348,376
Transfers into Level 3	—
Transfers out of Level 3	—
Net realized gain	—
Net change in unrealized appreciation	26,826,118
Reinvestment of realized gains	5,003,779
Purchases	296,764,719
Sales	—

Ending Balance March 31, 2014	$524,942,992

Change in unrealized appreciation related to investments still held as of March 31, 2014	$26,826,118

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued)

March 31, 2014

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers between Levels 1, 2, or 3 for the period ended March 31, 2014.

5. Fund Terms

Issuance of Shares

The Fund will issue shares of beneficial interest (“Shares”) to eligible investors as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares.

The Fund reserves the right to reject, in whole or in part, any applications for subscriptions of Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust.

Repurchase of Shares

The Fund from time to time may offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. Shareholders who tender Shares in a repurchase offer that has a Tender Valuation Date within the 12 month period following the original issue date of such Shares will be subject to an early withdrawal fee of 2% of the aggregate net asset value of the Shares repurchased by the Fund. In determining whether the Fund should repurchase Shares from shareholders pursuant to written tenders, the Fund’s Board will consider the Investment Manager’s recommendations. The Investment Manager expects to recommend quarterly repurchases. Since the Fund’s assets consist primarily of its investment in the Master Fund, the ability of the Fund to have its Shares in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy.

6. Related Party Transactions

Management Fee

The Investment Manager will not charge the Fund an advisory fee as long as substantially all of the assets of the Fund are invested in the Master Fund. The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value. The Management Fee for any period less than a full quarter is prorated.

Expense Limitation and Reimbursement

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement (the “Agreement”) with the Fund to limit the amount of the Fund’s Specified Expenses (as defined below) not to exceed 0.35% per annum of the Fund’s net assets (the “Expense Cap”). Specified Expenses includes all expenses of the Fund or the Master Fund with the exception of: (i) the Management Fee, (ii) the Distribution and Service Fee (as defined below), (iii) fees and expenses of the limited partnerships and investment funds (“Investee Funds”) in which the Master Fund invests, (iv) brokerage costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund or the Master Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of BAAM). To the extent that Specified Expenses for the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) for any month exceeds the Expense Cap, the Investment Manager will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Manager may discontinue its obligations under the Agreement at any time in its sole discretion after

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued)

March 31, 2014

March 31, 2015. The Fund has agreed to repay the amounts borne by the Investment Manager under the Agreement within the three year period after the Investment Manager bears the expense, when and if requested by the Investment Manager, to the extent the Specified Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Specified Expenses. The repayment may not raise the level of Specified Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) in the month of repayment to exceed the Expense Cap. As of March 31, 2014, the repayments that potentially may be made by the Fund to the Investment Manager total $3,573,096. Of this amount, repayments of $2,338,204 have a maximum expiration date of March 31, 2016 and repayments of $1,234,892 have a maximum expiration date of March 31, 2017.

Distribution and Servicing Agreement

Blackstone Advisory Partners L.P., an affiliate of the Investment Manager, acts as the distributor of the Shares of the Fund (the “Distributor”). The Fund pays the Distributor a fee (the “Distribution and Service Fee”) equal to 0.85% (annualized) of the average net assets of the Fund.

Expense Payments

The Investment Manager pays expenses on behalf of the Fund and is subsequently reimbursed for such payments. Subject to the Expense Limitation and Reimbursement Agreement, the Fund was allocated $721,614 of the repayment amount which reduced the amount payable by the Fund to the Investment Manager for reimbursement of such expenses. As of March 31, 2014, the Fund had $352,362 in reimbursements payable to the Investment Manager recorded in the Statement of Assets and Liabilities.

7. Financial Instruments and Off-Balance Sheet Risk

In the normal course of business, the Investee Funds held by the Master Fund may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Investee Funds held by the Master Fund invest in these instruments for trading and hedging purposes. The Fund is indirectly subject to certain risks arising from investments made by the Investee Funds held by the Master Fund.

Market Risk

The Fund, through its investments in Investee Funds held by the Master Fund, has exposure to financial instrument transactions which may have off-balance sheet market risk. Off-balance sheet market risk is the risk of potential adverse changes to the value of financial instruments and derivatives because of changes in market conditions such as interest and currency rate movements. See notes to the Consolidated Master Fund’s financial statements.

Credit Risk

The Fund is subject to certain inherent credit risks arising from transactions involving derivative financial instruments by exposure through the Master Fund’s investments. Credit risk is the amount of accounting loss that the Fund would incur if a counterparty failed to perform its obligations under contractual terms. See notes to the Consolidated Master Fund’s financial statements.

8. Income Taxes

There were no dividends paid to shareholders during the period January 1, 2013 to December 31, 2013.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued)

March 31, 2014

The tax character of dividends paid to shareholders during the period April 1, 2012 (commencement of operations) to December 31, 2012 was as follows:

Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
$834,428	$—	$834,428	$—	$834,428

As of the tax year ended October 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
$—	$—	$(1,964,547)	$27,910,319	$25,945,772

The amounts of net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from the ultimate characterization for federal income tax purposes. The timing of dividends from net investment income and distributions form net realized gains distributed during the fiscal year may also differ from the year that the income or realized gain was recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period the differences arise.

Accordingly, the following permanent differences, primarily due to nondeductible stock issuance costs, have been reclassified to increase (decrease) such accounts during the tax year ended October 31, 2013:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
$3,832	$—	$(3,832)

9. Subsequent Events

The Fund has evaluated the impact of subsequent events through the date of financial statement issuance.

On March 27, 2014, the Fund commenced an offer to purchase (“Offer”) up to 64,067 Shares at a price equal to the Shares’ net asset value effective as of June 30, 2014. As of April 25, 2014, the expiration date of the Offer, 4,787 Shares were tendered for repurchase and such tendered Shares have been accepted by the Fund.

Blackstone Alternative Alpha Fund

Supplemental Information (Unaudited)

March 31, 2014

Management of the Fund

The Fund’s operations are managed by the Investment Manager under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund, (the “Independent Trustees”). The Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Fund’s Declaration of Trust. The Trustees serving on the Board of Trustees were elected by the initial shareholder of the Fund. The Fund’s Board of Trustees also serves as the board of trustees of the Master Fund and the board of trustees of the Blackstone Alternative Alpha Fund II (“BAAF II”), an affiliate of the Fund that also invests substantially all of its assets in the Master Fund. The Fund, Master Fund and BAAF II will be referred to together herein as the “Master-Feeder Funds.”

Compensation for Trustees

The Master-Feeder Funds pay no compensation to any of its officers or to the Trustees who are not Independent Trustees. Each Independent Trustee is paid by the Master-Feeder Funds $20,000 per fiscal year in aggregate for his or her services to the Master-Feeder Funds, and the Chair of the Audit Committee receives an additional $2,000 per fiscal year. The Trustees are reimbursed by the Master-Feeder Funds for their travel expenses related to Board meetings.

INDEPENDENT TRUSTEES
Name and Year of Birth	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex(2)	Other Trusteeships Held During Past 5 Years
John M. Brown (1959)	Trustee	Since 1/2012	Retired (2012 to present) Independent Consultant (2010 to 2012) Principal, Acquiline Holdings (Private Equity) (2006 to 2010)	4	None
Frank J. Coates(3) (1964)	Trustee	Since 1/2012	CEO, Wheelhouse Analytics, LLC (2010 to present) CEO, Coates Analytics, LP (PNC Bank) (2005 to 2010)	4	Member of Board of Managers of Evermore Global Advisors, LLC
Paul J. Lawler(3) (1948)	Trustee	Since 1/2012	Private Investor (2010 to present) VP Investments & Chief Investment Officer, W.K. Kellogg Foundation (1997 to 2009)	4	Custody Advisory Committee Member, The Bank of New York; Trustee, First Eagle Variable Funds (1 portfolio), Trustee, First Eagle Funds (8 portfolios); Trustee (Audit Committee and Finance Committee Member), American University in Cairo

Blackstone Alternative Alpha Fund

Supplemental Information (Continued) (Unaudited)

March 31, 2014

INDEPENDENT TRUSTEES
Name and Year of Birth	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex(2)	Other Trusteeships Held During Past 5 Years
Kristen M. Leopold(3) (1967)	Trustee	Since 1/2012	Managing Member, KL Associates LLC (CFO Consulting) (2005 to present) Member and CFO, WFL Real Estate Services, LLC (2005 to present)	4	Trustee, CPG JP Morgan Alternative Strategies Fund, LLC; Trustee, CPG Carlyle Private Equity Fund, LLC and CPG Carlyle Private Equity Master Fund, LLC

INTERESTED TRUSTEES
Name and Year of Birth of Interested Trustees	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex(2)	Other Trusteeships Held During Past 5 Years
Peter Koffler(4) (1958)	Trustee	Since 12/2012	Senior Managing Director(5), Blackstone Alternative Asset Management L.P. (2012 to present) General Counsel, Blackstone Alternative Asset Management L.P. (2010 to present) Chief Compliance Officer, The Blackstone Group L.P. (2013 to present) Managing Director(5), Blackstone Alternative Asset Management L.P. (2006 to 2012) Chief Compliance Officer, Blackstone Alternative Asset Management L.P. (2008 to 2012)	4	None

Blackstone Alternative Alpha Fund

Supplemental Information (Continued) (Unaudited)

March 31, 2014

OFFICERS
Name and Year of Birth	Positions Held with the Trust	Term of Office(6)/ Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen Buehler (1977)	Secretary	Since 11/2011

Managing Director(5), Blackstone Alternative Asset Management L.P.
(2014 to present)

Vice President, Blackstone Alternative Asset Management L.P. (2011 to 2013)

Associate, Merrill Lynch and Bank of America Merrill Lynch
(2008 to 2010)

Brian F. Gavin (1969)	President (Principal Executive Officer)	Since 11/2011	Chief Operating Officer & Senior Managing Director(5), Blackstone Alternative Asset Management L.P. (2007 to present)
Hayley Stein (1977)	Chief Compliance Officer	Since 12/2012

Managing Director(5), Blackstone Alternative Asset Management L.P.
(2011 to present)

Chief Compliance Officer, Blackstone Alternative Asset Management L.P.
(2013 to present)

Vice President, Blackstone Alternative Asset Management L.P. (2006 to 2011)

Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	Since 11/2011	Chief Financial Officer & Managing Director(5), Blackstone Alternative Asset Management L.P. (2007 to present)
Scott Sherman (1975)	Chief Legal Officer	Since 11/2011	Managing Director(5), Blackstone Alternative Asset Management L.P. (2009 to present) Vice President, Blackstone Alternative Asset Management L.P. (2007 to 2009)
(1)	Term of office of each Trustee is indefinite, until his or her resignation, removal or death. Any Trustee of the Master-Feeder Funds may be removed from office in accordance with the provisions of the Declaration of Trust and Bylaws.
(2)	The “Fund Complex” consists of the Master-Feeder Funds and Blackstone Alternative Multi-Manager Fund.
(3)	Member of the Audit Committee.
(4)	Mr. Koffler is an “interested person” of the Master-Feeder Funds, as defined by the 1940 Act, due to his position with the Adviser and its affiliates.
(5)	Executive title, not a board of directorship.
(6)	Term of office for each Officer is indefinite, until his or her resignation, removal or disqualification.

Blackstone Alternative Alpha Fund

Supplemental Information (Continued) (Unaudited)

March 31, 2014

Allocation of Investments

The Fund invests substantially all of its assets in the Master Fund. See the Consolidated Master Fund’s supplemental information for the allocation of investments among asset classes.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

The Fund and the Master Fund have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Fund’s and the Master Fund’s portfolio securities, and information regarding how the Fund and the Master Fund voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30, 2013 is available (1) without charge, upon request, by calling toll free, 1-888-386-9490 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Fund’s registration statement includes additional information about the Trustees of the Fund. The registration statement is available, without charge, upon request by calling 1-888-386-9490.

Privacy Policy

This privacy policy sets forth BAAM’s policies with respect to nonpublic personal information of individual investors, shareholders, prospective investors and former investors of investment funds managed by BAAM. These policies apply to individuals only and are subject to change.

BAAM collects nonpublic personal information about Investors from the information it receives in subscription agreements and information relating to an Investor’s transactions with BAAM.

BAAM does not disclose any nonpublic personal information about the Investors to anyone other than (i) fund administrators and other service providers as necessary in order to service each BAAM Investor’s investment with BAAM, (ii) The Blackstone Group L.P. and its affiliates (collectively, “TBG”) in order to determine the Investor’s eligibility for services offered by TBG, and (iii) as permitted by law.

An Investor may limit the extent to which BAAM shares the Investor’s personal information with TBG by calling 1-888-386-9490. BAAM is required to share the Investor’s personal information with TBG in order to determine the Investor’s eligibility for investment services offered by TBG. However, BAAM still may share such personal information with TBG as necessary to service such Investor’s investment with BAAM or under other circumstances permitted by law. TBG also may market investment services to Investors where TBG has its own relationship with an Investor. Once an Investor has informed BAAM about his or her privacy preferences, they will remain in effect until the Investor notifies BAAM otherwise.

It also may be necessary under anti-money laundering and similar laws to disclose information about Investors in order to accept subscriptions from them. BAAM also will release information about Investors if compelled to do so by law in connection with any government request or investigation, or if any Investors direct BAAM to do so.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Blackstone Alternative Alpha Master Fund and Subsidiary:

We have audited the accompanying consolidated statement of assets and liabilities of Blackstone Alternative Alpha Master Fund and Subsidiary (the “Master Fund”), including the consolidated schedule of investments, as of March 31, 2014, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended and the consolidated financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investee funds owned as of March 31, 2014, by correspondence with the investee funds’ investment advisor or administrator. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Blackstone Alternative Alpha Master Fund and Subsidiary as of March 31, 2014, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended and the consolidated financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York

May 23, 2014

Member of

Deloitte Touche Tohmatsu

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities

As of March 31, 2014

Assets:
Investments in Investee Funds, at fair value (Cost $475,347,074)	$528,951,941
Cash	5,367,914
Investment subscriptions paid in advance to Investee Funds	36,590,000
Receivable from investments sold	1,987,742
Interest receivable	1,177

Total assets	572,898,774

Liabilities:
Shareholder subscriptions received in advance	37,239,487
Management fees payable	1,571,768
Payable to Investment Manager	369,329
Accrued expenses and other liabilities	409,363

Total liabilities	39,589,947

Net assets	$533,308,827

Components of Net Assets:
Paid-in capital	$492,244,193
Accumulated net investment loss	(9,138,840)
Accumulated net realized loss	(3,401,393)
Net unrealized appreciation on investments	53,604,867

Net assets	$533,308,827

Net Asset Value:
Net assets	$533,308,827
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	459,457

Net asset value per share	$1,160.74

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments

March 31, 2014

	Shares	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
Bay Pond Partners, L.P.(2)		$32,700,000	$38,056,762	7.14%	Semi-annually	45 Days
Samlyn Offshore Ltd.(3)	33,730	34,000,000	37,164,480	6.97%	Semi-annually	45 Days
Hoplite Partners, L.P.		34,600,000	37,094,622	6.96%	Quarterly	45 Days
JANA Nirvana Fund, L.P.		35,000,000	36,442,046	6.83%	Quarterly	60 Days
Southpoint Qualified Fund, L.P.		30,300,000	34,358,786	6.44%	Quarterly	60 Days
Glenview Institutional Partners, L.P.		24,400,000	34,123,211	6.40%	Quarterly	45 Days
Turiya Fund, L.P.		24,080,000	31,396,125	5.89%	Quarterly	45 Days
AKO Partners, L.P.(3)		29,706,864	30,177,656	5.66%	Quarterly	90 Days
Pershing Square, L.P.		21,100,000	25,641,293	4.81%	Quarterly	65 Days
Alyeska Fund, L.P.		25,000,000	25,392,023	4.76%	Monthly	90 Days
Coatue Qualified Partners, L.P.		22,000,000	20,541,734	3.85%	Quarterly	45 Days
Viking Global Equities III Ltd.(3)	6,279	12,400,000	16,302,101	3.06%	Annually	45 Days
Visium Balanced Offshore Fund Ltd.(3)	4,683	9,230,000	12,403,130	2.33%	Quarterly	60 Days
Soroban Cayman Fund Ltd.(3)	1,308	1,738,000	2,586,163	0.48%	Quarterly	60 Days
Merchants’ Gate Offshore Fund Ltd. (3)	1,047	1,300,000	1,359,564	0.25%	Semi-annually	60 Days

Total		337,554,864	383,039,696	71.83%

Event-Driven(b)
Corvex Partners, L.P.		41,240,000	46,838,598	8.78%	Quarterly	60 Days

Credit-Driven(c)
Magnetar Constellation Fund Ltd. (3)	37,800	37,800,000	40,580,236	7.61%	Quarterly	90 Days

Global Macro(d)
Tudor BVI Global Fund Ltd.(3)	161	19,080,000	19,934,583	3.74%	Quarterly	60 Days
BlueCrest Capital International Ltd.(3)	29,744	8,999,690	8,923,046	1.67%	Quarterly	90 Days

Total		28,079,690	28,857,629	5.41%

Multi-Category(e)
HBK Multi-Strategy Offshore Fund Ltd.(3)	18,977	18,976,601	19,336,477	3.63%	Quarterly	90 Days

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2014

	Shares	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Elliott International Ltd.(3)	513	$445,919	$ 519,376	0.09%	Quarterly – Semi-annually	60 Days

Total		19,422,520	19,855,853	3.72%

Managed Futures(f)
BlueTrend Fund Ltd.(3)	39,500	11,250,000	9,779,929	1.83%	Monthly	30 Days

Total Investments in Investee Funds(4)(5)		$475,347,074	$528,951,941	99.18%

Other assets, less liabilities			4,356,886	0.82%

Total Net Assets			$533,308,827	100.00%

Percentage represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted.

Investee Funds are non-income producing securities.

(1)	Reflects general redemption terms for each Investee Fund. See Note 4 for Fair Value Hierarchy disclosure.
(2)	Investee Fund is held by Blackstone Alternative Alpha Sub Fund I Ltd., which is wholly-owned by the Master Fund.
(3)	Investee Fund is organized in a non-U.S. offshore jurisdiction.
(4)	The total cost of Investee Funds organized in the United States is $290,420,000, with a fair value of $329,885,200.
(5)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $184,927,074, with a fair value of $199,066,741.
(a)	The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.
(b)	The Event-Driven strategy generally includes Investee Funds that are generally event-driven-focused and seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.
(c)	The Credit-Driven strategy generally includes credit-driven focused Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages, and non-mortgage asset-backed securities.
(d)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional, and inter-country exposure to commodities, equity, interest rates and currencies.
(e)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.
(f)	The Managed Futures strategy generally includes managed futures-focused Investee Funds that invest in systematic futures and foreign exchange forward trading strategies.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Operations

For the Year Ended March 31, 2014

Net Investment Loss:
Income:
Interest	$6,993

6,993

Expenses:
Management fees	4,663,702
Legal	401,802
Professional	175,047
Risk monitoring	161,470
Insurance	123,303
Administration	110,842
Custody	72,183
Trustee	53,756
Commitment fees	41,650
Interest	12,176
Other	23,577

Total expenses	5,839,508

Net Investment Loss	(5,832,515)

Net Increase in Net Assets from Investments:
Net realized gain from investments in Investee Funds	830,538
Net change in unrealized appreciation from investments in Investee Funds	36,925,194

Net Increase in Net Assets from Investments	37,755,732

Net Increase in Net Assets from Operations	$31,923,217

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statements of Changes in Net Assets

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(5,832,515)	$(2,587,573)
Net realized gain (loss) from investments in Investee Funds	830,538	(212,497)
Net change in unrealized appreciation from investments in Investee Funds	36,925,194	16,679,673

Net increase in net assets from operations	31,923,217	13,879,603

Distributions of realized gains to shareholders	(5,017,393)	(282,667)

Capital Transactions:
Shareholder subscriptions	305,037,234	182,368,773
Reinvestment of dividends	5,017,393	282,667

Increase in net assets from capital transactions	310,054,627	182,651,440

Net Assets:
Total increase in net assets	336,960,451	196,248,376
Beginning of year	196,348,376	100,000

End of year	$533,308,827	$196,348,376

Accumulated net investment loss	$(9,138,840)	$(2,530,769)

Share Transactions:
Beginning of year	182,177	100
Shares issued	272,912	181,800
Shares reinvested	4,368	277

End of year	459,457	182,177

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Cash Flows

For the Year Ended March 31, 2014

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$31,923,217
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments in Investee Funds	(830,538)
Net change in unrealized appreciation from investments in Investee Funds	(36,925,194)
Purchases of investments in Investee Funds and subscriptions paid in advance to Investee Funds	(335,118,000)
Proceeds from redemptions of investments in Investee Funds	22,085,953
Increase in interest receivable	(926)
Decrease in prepaid expenses	102,071
Increase in management fees payable	1,013,143
Decrease in trustee fees payable	(10,250)
Increase in payable to Investment Manager	305,460
Increase in accrued expenses and other liabilities	246,580

Net cash used in operating activities	(317,208,484)

Cash Flows from Financing Activities:
Proceeds from shareholder subscriptions and subscriptions received in advance	321,076,721
Proceeds from borrowings under credit facility	8,000,000
Repayment of borrowings under credit facility	(8,000,000)

Net cash provided by financing activities	321,076,721

Net change in cash	3,868,237
Cash, beginning of year	1,499,677

Cash, end of year	$5,367,914

Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for interest	$12,176

Supplemental Disclosure of Non-cash Financing Activities:
Reinvestment of dividends	$5,017,393

Supplemental Disclosure of Non-cash Operating Activities:
Redemption of investment in Investee Fund	$13,976,601

Purchase of investment in Investee Fund	$(13,976,601)

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Financial Highlights

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1,077.79	$1,000.00
Income from Investment Operations:
Net investment loss [1]	(17.68)	(23.23)
Net realized and unrealized gain from investments	114.37	102.99

Net income from investment operations	96.69	79.76

Distributions of realized gains to shareholders	(13.74)	(1.97)

Net Asset Value, End of Year	$1,160.74	$1,077.79

Financial Ratios:
Expenses to average net assets	1.57%	2.28%

Net investment loss to average net assets	(1.56)%	(2.27)%

Portfolio turnover	10.30%	9.01%

Total return	8.98%	7.99%

Net assets, end of year (000s)	$533,309	$196,348

[1]	Calculated using average shares outstanding during the year.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the year. The ratios do not reflect the Consolidated Master Fund’s share of the income and expenses of the underlying Investee Funds.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements

March 31, 2014

1. Organization

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund and Blackstone Alternative Alpha Fund II (the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public-equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Financial Statements include the financial statements of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Master Fund and the Feeder Funds is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Master Fund and the Feeder Funds, is registered as such with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to their investment management agreements, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Funds’ day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

2. Basis of Presentation

The Consolidated Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All intercompany accounts and transactions have been eliminated in consolidation.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3. Significant Accounting Policies

Fair Value Measurements

Valuation Process

The valuation of the Consolidated Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”). The Valuation Committee is delegated by the Board with the administration and oversight of the Consolidated Master Fund’s valuation policies and procedures. The

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

March 31, 2014

Valuation Committee determines the fair value of investments in accordance with the current fair value guidance and as described below. In the event the Valuation Committee determines, in its discretion and based on its own due diligence and investment monitoring procedures, that the valuation of any investment determined, as set forth below, does not represent fair value, the Valuation Committee will value such investments at fair value in accordance with procedures adopted in good faith and approved by the Board, as may be amended from time to time.

Investments in Investee Funds

The fair value of investments in limited partnerships and investment funds (“Investee Fund(s)”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value.

The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent (“NAV”) if the reported NAV of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”). In order to use the practical expedient, the Investment Manager has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s NAV in accordance with ASC 946. Such internal process includes the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the NAV calculation, performing ongoing operational due diligence, review of the Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors.

The fair value of investments in Investee Funds is reported net of management fees and incentive allocations/fees. The Investee Funds’ management fees and incentive allocations/fees are reflected in the net increase in net assets from investments in the Consolidated Statement of Operations.

Due to the inherent uncertainty of these estimates, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

The investments in Investee Funds may involve varying degrees of interest rate risk, credit risk, foreign exchange risk, and market, industry or geographic concentration risk. While the Investment Manager monitors and attempts to manage these risks, the varying degrees of transparency into, and potential illiquidity of, the financial instruments held by the Investee Funds may hinder the Investment Manager’s ability to effectively manage and mitigate these risks.

The fair value of the Consolidated Master Fund’s assets and liabilities which qualify as Financial Instruments under the existing accounting guidance for Financial Instruments, approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities due to their short term nature.

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gains or losses from investments in Investee Funds are recorded when the Consolidated Master Fund redeems or partially redeems its interest in the Investee Funds or receives distributions in excess of return of capital. Realized gains and losses from redemptions of investments are calculated using the first-in, first-out cost basis methodology.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

March 31, 2014

Cash

At March 31, 2014, the Consolidated Master Fund had $5,367,914 of cash held at a major U.S. bank.

Contingencies

Under the Master Fund’s Declaration of Trust, the Master Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund.

Additionally, in the normal course of business, the Consolidated Master Fund enters into contracts that contain a variety of representations and indemnifications. The Consolidated Master Fund’s maximum exposure under these arrangements is unknown. However, the Consolidated Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Income Taxes

The Consolidated Master Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Consolidated Master Fund files U.S. federal and various state and local tax returns.

Management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax return for the current open tax year ending October 31, 2014, and has concluded, as of March 31, 2014, no provision for income tax would be required in the Consolidated Master Fund’s financial statements. The Master Fund’s federal and state income and federal excise tax returns for the current open tax year are subject to examination by the Internal Revenue Service and state taxing authorities.

The Intermediate Fund is a controlled foreign corporation (“CFC”) for U.S. income tax purposes, and is therefore not subject to U.S. income tax. However, as a wholly-owned CFC, the Intermediate Fund’s net income and capital gains, to the extent of its earnings and profits, are consolidated into the Master Fund’s investment company taxable income.

For the current open tax year and for all major jurisdictions, management of the Intermediate Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid annually. Dividends and capital gain distributions paid by the Master Fund will be reinvested in additional Shares (defined below) of the Master Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

Borrowings Under Credit Facility

The Fund has a secured revolving borrowing facility (the “Facility”) for $21,000,000 (the “Maximum Principal Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Maximum Principal Amount may be increased or decreased upon mutual written consent of the Fund and the lender. Outstanding borrowings bear

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

March 31, 2014

interest at a rate equal to LIBOR plus 1.00% per annum (1.23% at March 31, 2014). A commitment fee is charged in the amount of 0.70% per annum on the total commitment amount of the Facility. Outstanding borrowings and accrued interest are due no later than December 31, 2014, the expiration date of the Facility, at which time the Fund and the lender can agree to extend the existing agreement. At March 31, 2014, the Fund had no outstanding borrowings under the Facility.

4. Fair Value Hierarchy

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement or based on liquidity, as indicated by the redemption terms:

Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

Level 2 – Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The Consolidated Master Fund’s investment in an Investee Fund shall be categorized within Level 2 if the Consolidated Master Fund has the ability to redeem its investment in the Investee Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice.

Level 3 – Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The Consolidated Master Fund has categorized within Level 3, investments in Investee Funds that are subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions.

Investee Funds, as set forth in their governing legal agreements, may offer various liquidity terms for differing classes of investors. The Consolidated Master Fund’s investment in a particular Investee Fund may be comprised of investments with differing liquidity terms or investments that were made at different points in time that result in differences in the effective minimum holding period or lockup or participation in side pocket investments. As such, the classification of investments in Investee Funds may not be indicative of the actual liquidity available to the Consolidated Master Fund associated with each investment at March 31, 2014.

The classification of investments in Investee Funds included in the table below is meant to be indicative of the Consolidated Master Fund’s classification of its investments in Investee Funds. It is not meant to be indicative of the classification of investments in the underlying portfolios of the Investee Funds within the fair value hierarchy.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

March 31, 2014

The following is a summary categorization, as of March 31, 2014, of the Consolidated Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

Investments in Investee Funds by Strategy	Level 1	Level 2	Level 3	Total
Equity	$—	$181,112,419	$201,927,277	$383,039,696
Event-Driven	—	—	46,838,598	46,838,598
Credit-Driven	—	—	40,580,236	40,580,236
Global Macro	—	28,857,629	—	28,857,629
Multi-Category	—	—	19,855,853	19,855,853
Managed Futures	—	9,779,929	—	9,779,929
	$—	$219,749,977	$309,201,964	$528,951,941

The changes in investments measured at fair value for which the Consolidated Master Fund used Level 3 inputs to determine fair value are as follows:

	Investments in Investee Funds by Strategy
	Equity	Event- Driven	Credit- Driven	Global Macro	Multi- Category	Total
Beginning Balance April 1, 2013	$121,171,459	$12,979,656	$14,256,794	$6,558,335	$4,792,331	$159,758,575
Transfers into Level 3	2,700,501	—	—	—	—	2,700,501
Transfers out of Level 3	(56,656,515)	—	—	(6,558,335)	—	(63,214,850)
Net realized gain (loss)	(530,751)	—	—	—	739,589	208,838
Net change in unrealized appreciation (depreciation)	16,011,832	5,418,942	1,823,442	—	165,933	23,420,149
Purchases	126,900,000	28,440,000	24,500,000	—	28,134,601	207,974,601
Sales	(7,669,249)	—	—	—	(13,976,601)	(21,645,850)

Ending Balance March 31, 2014	$201,927,277	$46,838,598	$40,580,236	$—	$19,855,853	$309,201,964

Change in unrealized appreciation (depreciation) related to investments still held as of March 31, 2014	$15,893,380	$5,418,942	$1,823,442	$—	$399,285	$23,535,049

The Consolidated Master Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 are primarily due to updated liquidity terms, transfers between different strategies, or upon expiration of liquidity restrictions.

The following table summarizes investments in Investee Funds, by investment strategy and the amount of the investments in Investee Funds that cannot be redeemed because of redemption restrictions put in place by the

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

March 31, 2014

Investee Funds. In instances where redemptions were restricted, the maximum remaining redemption restriction period is disclosed. Where the remaining redemption restriction period is not known, the date the redemption restriction commenced is disclosed.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Category (A)		Category (B)
		Amount $	Maximum Remaining Redemption Restriction Period	Amount $	Redemption Restriction Commencement Date	Total $ (A) + (B)

Equity	—	201,927,277	24 months	—	N/A	201,927,277

Event-Driven	—	46,838,598	12 months	—	N/A	46,838,598

Credit-Driven	—	40,580,236	24 months	—	N/A	40,580,236

Multi-Category	—	19,855,853	24 months	—	N/A	19,855,853

Category (A) Investments in Investee Funds cannot be redeemed and the maximum remaining redemption restriction period is disclosed. The maximum remaining redemption restriction period is based on the restriction period for Investee Funds as defined in each respective Investee Fund’s governing legal agreements without consideration of the length of time elapsed from the date of investments in the Investee Fund. The Consolidated Master Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

Category (B) Investments in Investee Funds cannot be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

Purchases and sales of investments for the period ended March 31, 2014 were $337,504,601 and $36,467,861, respectively.

5. Fund Terms

Issuance of Shares

The Master Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The Master Fund will issue Shares as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

Repurchase of Shares

Repurchases will be made only at such times and on such terms as may be determined by the Board, in its sole discretion.

6. Related Party Transactions

Management Fee

The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value. The Management Fee for any period less than a full quarter is pro-rated.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

March 31, 2014

Expense Payments

The Investment Manager pays expenses on behalf of the Consolidated Master Fund and is subsequently reimbursed for such payments. For the period ended March 31, 2014, Blackstone Alternative Alpha Fund and Blackstone Alternative Alpha Fund II allocated to the Consolidated Master Fund, through investments in the Master Fund, $513,316 and $1,961, respectively of the repayment amounts under the Feeder Funds’ Expense Limitation and Reimbursement Agreements. This allocation reduced the amount payable by the Consolidated Master Fund to the Investment Manager. As of March 31, 2014, the Consolidated Master Fund had $369,329 payable to the Investment Manager recorded in the Consolidated Statement of Assets and Liabilities.

7. Financial Instruments and Off-Balance Sheet Risk

In the normal course of business, the Investee Funds may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Investee Funds invest in these instruments for trading and hedging purposes. The Consolidated Master Fund is indirectly subject to certain risks arising from investments made by the Investee Funds.

Market Risk

Market risk is the risk of potential adverse changes to the value of financial instruments because of changes in market conditions such as interest and currency rate movements. The Consolidated Master Fund is exposed to market risk indirectly as a result of the types of investments that the Investee Funds make. The Consolidated Master Fund actively monitors its exposure to market risk.

Investee Funds may invest in entities that trade or may invest directly in interest rate swaps, credit default swaps, exchange-traded and over-the-counter options, futures transactions, forward transactions, and securities sold, not yet purchased.

Credit Risk

Credit risk arises from the potential inability of counterparties to perform their obligations under the terms of a contract. The Consolidated Master Fund is indirectly exposed to credit risk related to the amount of accounting loss that the Investee Funds would incur if a counterparty failed to perform its obligations under contractual terms and if the Investee Funds fail to perform under their respective agreements.

8. Income Taxes

The primary difference between book and tax appreciation/depreciation of Investee Funds is attributable to adjustments to the tax basis of Investee Funds based on allocation of income and distributions from Investee Funds and the realization for tax purposes of financial statement unrealized gain/loss. In addition, the cost of Investee Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Investee Funds. As of March 31, 2014, the aggregate cost of Investee Funds and the composition of unrealized appreciation and depreciation on Investee Funds for federal income tax purposes are noted below.

Federal tax cost of investments in Investee Funds	$480,832,416

Gross unrealized appreciation	$56,609,848
Gross unrealized depreciation	(8,490,323)

Net unrealized appreciation	$48,119,525

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

March 31, 2014

The tax character of dividends paid to shareholders during the year January 1, 2013 to December 31, 2013 was as follows:

Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions
$ 1,930,620	$ 3,086,773	$ 5,017,393	$ —	$ 5,017,393

The tax character of dividends paid to shareholders during the period April 1, 2012 (commencement of operations) to December 31, 2012 was as follows:

Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions
$ 196,951	$ 85,716	$ 282,667	$ —	$ 282,667

As of the tax year ended October 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
$ —	$ 785,462	$ (336,347)	$ 28,121,117	$ 28,570,232

The amounts of net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from the ultimate characterization for federal income tax purposes. The timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may also differ from the year that the income or realized gain was recorded by the Master Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period the differences arise.

Accordingly, the following permanent differences, primarily due to nondeductible stock issuance costs, have been reclassified to increase (decrease) such accounts during the tax year ended October 31, 2013:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
$ (775,556)	$ 1,280,626	$ (505,070)

9. Subsequent Events

The Consolidated Master Fund has evaluated the impact of subsequent events through the date of financial statement issuance.

On March 27, 2014, the Master Fund commenced an offer to purchase (“Offer”) up to 65,272 Shares at a price equal to the Shares’ net asset value effective as of June 30, 2014. The Offer expires on June 20, 2014.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Unaudited)

March 31, 2014

Management of the Fund

The Consolidated Master Fund’s operations are managed under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Consolidated Master Fund, (the “Independent Trustees”). The Consolidated Master Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Master Fund’s Declaration of Trust. The initial Trustees serving on the Board of Trustees have been elected by the initial shareholder of the Master Fund. The Consolidated Master Fund’s Board of Trustees also serves as the board of trustees of the Feeder Funds. The Master Fund and the Feeder Funds will be referred to together herein as the “Master-Feeder Funds.”

Compensation for Trustees

The Master-Feeder Funds pay no compensation to any of their officers or to the Trustees who are not Independent Trustees. Each Independent Trustee is paid by the Master-Feeder Funds $20,000 per fiscal year in aggregate for his or her services to the Master-Feeder Funds and the Chair of the Audit Committee receives an additional $2,000 per fiscal year. The Trustees are reimbursed by the Master-Feeder Funds for their travel expenses related to Board meetings.

INDEPENDENT TRUSTEES
Name and Year of Birth	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex(2)	Other Trusteeships Held During Past 5 Years
John M. Brown (1959)	Trustee	Since 1/2012	Retired (2012 to present) Independent Consultant (2010 to 2012) Principal, Acquiline Holdings (Private Equity) (2006 to 2010)	4	None
Frank J. Coates(3) (1964)	Trustee	Since 1/2012	CEO, Wheelhouse Analytics, LLC (2010 to present) CEO, Coates Analytics, LP (PNC Bank) (2005 to 2010)	4	Member of Board of Managers of Evermore Global Advisors, LLC
Paul J. Lawler(3) (1948)	Trustee	Since 1/2012	Private Investor (2010 to present) VP Investments & Chief Investment Officer, W.K. Kellogg Foundation (1997 to 2009)	4

Custody Advisory Committee Member, The Bank of New York; Trustee, First Eagle Variable Funds

(1 portfolio), Trustee, First Eagle Funds

(8 portfolios); Trustee (Audit Committee and Finance Committee Member), American University in Cairo

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Continued) (Unaudited)

March 31, 2014

INDEPENDENT TRUSTEES
Name and Year of Birth	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex(2)	Other Trusteeships Held During Past 5 Years
Kristen M. Leopold(3) (1967)	Trustee	Since 1/2012	Managing Member, KL Associates LLC (CFO Consulting) (2005 to present) Member and CFO, WFL Real Estate Services, LLC (2005 to present)	4	Trustee, CPG JP Morgan Alternative Strategies Fund, LLC; Trustee, CPG Carlyle Private Equity Fund, LLC and CPG Carlyle Private Equity Master Fund, LLC

INTERESTED TRUSTEES
Name and Year of Birth of Interested Trustees	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex(2)	Other Trusteeships Held During Past 5 Years
Peter Koffler (4) (1958)	Trustee	Since 12/2012	Senior Managing Director(5), Blackstone Alternative Asset Management L.P. (2012 to present) General Counsel, Blackstone Alternative Asset Management L.P. (2010 to present) Chief Compliance Officer, The Blackstone Group L.P. (2013 to present) Managing Director(5), Blackstone Alternative Asset Management L.P. (2006 to 2012) Chief Compliance Officer, Blackstone Alternative Asset Management L.P. (2008 to 2012)	4	None

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Continued) (Unaudited)

March 31, 2014

OFFICERS
Name and Year of Birth	Positions Held with the Trust	Term of Office(6)/ Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen Buehler (1977)	Secretary	Since 11/2011

Managing Director(5), Blackstone Alternative Asset Management L.P. (2014 to present)

Vice President, Blackstone Alternative Asset Management L.P. (2011 to 2013)

Associate, Merrill Lynch and Bank of America Merrill Lynch (2008 to 2010)

Brian F. Gavin (1969)	President (Principal Executive Officer)	Since 11/2011	Chief Operating Officer & Senior Managing Director(5), Blackstone Alternative Asset Management L.P. (2007 to present)
Hayley Stein (1977)	Chief Compliance Officer	Since 12/2012

Managing Director(5), Blackstone Alternative Asset Management L.P. (2011 to present)

Chief Compliance Officer, Blackstone Alternative Asset Management L.P. (2013 to present)

Vice President, Blackstone Alternative Asset Management L.P. (2006 to 2011)

Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	Since 11/2011	Chief Financial Officer & Managing Director(5), Blackstone Alternative Asset Management L.P. (2007 to present)
Scott Sherman (1975)	Chief Legal Officer	Since 11/2011	Managing Director(5), Blackstone Alternative Asset Management L.P. (2009 to present) Vice President, Blackstone Alternative Asset Management L.P. (2007 to 2009)

(1)

Term of office of each Trustee is indefinite, until his or her resignation, removal or death. Any Trustee of the Master-Feeder Funds may be removed from office in accordance with the provisions of the Declaration of Trust and Bylaws.

(2)	The “Fund Complex” consists of the Master-Feeder Funds and Blackstone Alternative Multi-Manager Fund.
(3)	Member of the Audit Committee.
(4)	Mr. Koffler is an “interested person” of the Master-Feeder Funds, as defined by the 1940 Act, due to his position with the Adviser and its affiliates.
(5)	Executive title, not a board of directorship.
(6)	Term of office for each Officer is indefinite, until his or her resignation, removal or disqualification.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Continued) (Unaudited)

March 31, 2014

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Consolidated Master Fund as of March 31, 2014.

Asset Class(1)	Fair Value	%
Equity	$383,039,696	72.42%
Event-Driven	46,838,598	8.85%
Credit-Driven	40,580,236	7.67%
Global Macro	28,857,629	5.46%
Multi-Category	19,855,853	3.75%
Managed Futures	9,779,929	1.85%

Total Investments	$528,951,941	100.00%

(1)	The complete list of investments included in the listed asset class categories is included in the Consolidated Schedule of Investments of the Consolidated Master Fund.

Form N-Q Filings

The Consolidated Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Consolidated Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Consolidated Master Fund’s first and third fiscal quarters. The Consolidated Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding how the Master Fund and Feeder Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30, 2013, is available (1) without charge, upon request, by calling toll free, 1-888-386-9490 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Continuance of the Investment Management Agreement

At a joint meeting of the Boards of the Master Fund, Blackstone Alternative Alpha Fund (“BAAF”), and Blackstone Alternative Alpha Fund II (“BAAF II”) held in person on March 18, 2014, the Board, including all of the Independent Trustees, considered and unanimously approved the Investment Management Agreement (the “Agreement”) between each Fund and BAAM. (The Board and Independent Trustees also considered and unanimously approved the Investment Management Agreement between the Intermediate Fund and BAAM. Because the Intermediate Fund is a wholly-owned subsidiary of the Master Fund, the Board and Independent Trustees evaluated its Investment Management Agreement in conjunction with that of the Master Fund, not separately, and references to the Master Fund’s Agreement should be considered to include reference to the Intermediate Fund Investment Management Agreement.)

At the meeting, there was a discussion regarding the materials that had been provided to the Board, the terms of the Agreement, the operations of the Funds, and other relevant considerations. The Independent Trustees

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Continued) (Unaudited)

March 31, 2014

met with representatives of BAAM separately in executive session to consider the information BAAM provided. They also met in executive session with their independent legal counsel. In evaluating the Agreement, the Board took into account the “master-feeder” structure and the fact that BAAM serves as investment adviser to each Fund but receives a management fee only from the Master Fund. Following this discussion, the Board, including all of the Independent Trustees, determined to renew each Agreement for a term of one year on the basis of the following considerations, among others:

Nature, Extent, and Quality of the Services

The Board discussed BAAM’s personnel, operations, and financial condition and considered: the background and experience of key investment personnel and BAAM’s ability to retain them; BAAM’s focus on analysis of complex asset categories; BAAM’s disciplined investment approach and commitment to investment principles; BAAM’s status as one of the world’s largest discretionary allocators to hedge funds and the potential competitive advantage resulting from such status in sourcing hedge fund investments; BAAM’s manager selection and due diligence process; BAAM’s significant compliance efforts; BAAM’s oversight of and plan for sales of Fund shares; and BAAM’s oversight of and interaction with service providers. The Board concluded that the nature, extent, and quality of the management services provided were appropriate and thus supported a decision to renew each Agreement. The Board also concluded that BAAM likely would be able to provide during the coming year the same quality of investment management and related services as provided in the past and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape, and investor needs.

Fund Performance

The Board, including the Independent Trustees, received and considered information about the monthly and calendar year performance of BAAF and Advisory Class III shares of BAAF II (net of fees and expenses) for 2013 and (in the case of BAAF) 2012, as well as the annualized performance of a group of five funds selected by BAAM as competitor funds having a similar equity long/short investment strategy or a multi-strategy strategy (the “BAAM-prepared peer group”) over comparable periods. In addition, the Board considered information about performance risk measurements of BAAF and the BAAM-prepared peer group such as (i) annualized standard deviation; (ii) Sharpe ratio; (iii) alpha and beta ratios; and (iv) index correlation. The Board noted that the 2013 calendar year performance return of BAAF was above the 2013 calendar year return of four of the five funds in the BAAM-prepared peer group. The Board further considered information about the annualized standard deviation, a key measurement of volatility, of BAAF and each of the funds in the BAAM-prepared peer group over various periods, BAAF’s upside and downside capture, and BAAF’s historical performance and volatility versus that of several indices. (It was noted that a consideration of BAAF’s performance measures effectively included a consideration of BAAF II’s performance, insofar as both invested substantially all of their assets in the Master Fund.) Taking into account such factors, the Board concluded that the investment performance generated by BAAM was generally satisfactory.

Fees and Expenses

The Board, including the Independent Trustees, compared the fees and expense ratios of BAAF (before and after any fee waivers and expense reimbursements) for the calendar year ended December 31, 2013 against fees and expense ratios of a peer group of funds of hedge funds selected by Lipper with similar investment objectives (‘‘Lipper-prepared peer group’’). The Board also considered the differences in fees and expenses of BAAF and BAAF II in this regard.

Specifically, the Board considered data based on information provided by Lipper indicating that, (i) the contractual (before waivers) management (including both investment management and administration fees)

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Continued) (Unaudited)

March 31, 2014

fee rate of BAAF was 3.5 basis points above the median contractual management (including both investment management and administration fees) fee rate of the Lipper-prepared peer group; (ii) the actual (after waivers) management fee of BAAF was approximately 86 basis points below the median actual management fee rate of the Lipper-prepared peer group; and (iii) BAAF’s total gross (before waivers/reimbursement) expense ratio was the highest of the Lipper-prepared peer group and its total net (after waivers/reimbursement) expense ratio was approximately 67 basis points above the peer group’s median total net expense ratio (due to relatively high distribution and non-management expenses).

The Board also took into consideration the peer group analysis prepared by BAAM as of March 11, 2014, which showed fees and expenses of BAAF and a group of competitor funds selected by BAAM (including the five funds in the BAAM-selected peer group used for performance comparisons, plus six other funds selected by BAAM). The Board noted that: (i) BAAF’s contractual management fee was slightly higher than the average contractual management fee of the peer group (excluding BAAF); and (ii) BAAF’s total net expenses were slightly less than average total net expenses of the peer group (excluding BAAF). On the basis of the factors considered and information presented, the Board determined that BAAF fee rates were not unreasonable.

Costs of Services and Profitability

In analyzing the cost of services and profitability of BAAM, the Board considered BAAM’s resources devoted to the Funds as well as the revenues earned and expenses incurred by BAAM. The Board considered profitability data provided by BAAM showing fees, revenues, and overhead expenses of the Master Fund, BAAF, and BAAF II. The Board took into account the significant investment by, and cost to, BAAM in technology and service infrastructure to support the Funds and their investors. On the basis of the Board’s review of the fees to be charged by BAAM for investment advisory and related services, the relatively unique and highly specialized nature of the Fund’s investment program, BAAM’s financial information, and the estimated overhead costs associated with managing the Fund, the Board concluded that the level of investment management fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the cap on expenses established by an expense limitation agreement.

Economies of Scale

While noting that the management fees will not decrease as the level of Fund assets increase, the Board concluded that the management fees are reasonable in light of the Funds’ current and anticipated sizes and reflect the Funds’ complex operations, and that the Funds are expected to be modest in size for the foreseeable future. The Board noted that it will have the opportunity to periodically re-examine whether any Fund has achieved economies of scale, as well as the appropriateness of management fees payable to BAAM, in the future.

Other Benefits

The Board noted that BAAM reported that it does not expect to receive significant ancillary benefits as a result of its relationship with the Funds and BAAM does not realize “soft dollar” benefits from its relationship with the Funds. The Board concluded that other benefits derived by BAAM from its relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to each Fund and investors therein, and are consistent with industry practice and the best interests of each Fund and its shareholders.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Continued) (Unaudited)

March 31, 2014

Other Considerations

In addition, the Board considered BAAF’s since inception return, volatility, Sharpe ratio, and beta ratio in comparison to those of the HFRI Equity Hedge Index and S&P 500 Index, noting that BAAF’s return and Sharpe ratio were higher than those of the HFRI Equity Hedge Index and that BAAF’s volatility and beta ratio were lower than those of the HFRI Equity Hedge Index. The Board also noted that BAAF’s return was lower than the S&P 500 Index return, as was expected during periods of strong equity market performance; however BAAF’s volatility and beta ratio were significantly lower than those of the S&P 500 Index. On the basis of the Board’s assessment, the Board concluded that BAAM was capable of generating a level of long term investment performance that is appropriate in light of the Fund’s investment objective, policies, and strategies and fully competitive with comparable funds.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the Agreements were fair and reasonable with respect to the services that BAAM provides to the Funds and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Additional Information

The Master Fund’s registration statement includes additional information about the Trustees of the Fund. The registration statement is available, without charge, upon request by calling 1-888-386-9490.

Blackstone Alternative Alpha Fund

Blackstone Alternative Alpha Master Fund

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Asset Management L.P.

345 Park Avenue

New York, New York 10154

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

Hayley Stein, Chief Compliance Officer

Scott Sherman, Chief Legal Officer

Stephen Buehler, Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Two World Financial Center

New York, New York 10281

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Alpha Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can request a copy of the Fund’s prospectus and statement of additional information without charge by calling the Fund’s transfer agent at 1-888-386-9490.

Item 2.	Code of Ethics.

(a) The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12(a)(1).

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Kristen M. Leopold, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

		Current Year	Previous Year
(a)	Audit Fees	$40,000	$64,500
(b)	Audit-Related Fees	$0	$0
(c)	Tax Fees(1)	$12,800	$12,660
(d)	All Other Fees	$0	$0

(1)	The nature of the services includes tax compliance, tax advice and tax planning.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the audit committee (the “Committee”) of the board of trustees of the registrant requires that the Committee pre-approve (i) all audit and non-audit services that the registrant’s independent auditors provide to the registrant, and (ii) all non-audit services that the registrant’s independent auditors provide to Blackstone Alternative Asset Management L.P., the investment manager of the registrant (“BAAM”), and any entity controlling, controlled by, or under common control with BAAM that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c) (7)(i)(c) of Rule 2-01 of Regulation S-X.

Current Year	Previous Year
100%	100%

(f) Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Year	Previous Year
$0	$0

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

These policies are included as Exhibit 12(a)(4).

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Managers and Description of Role of Portfolio Managers – as of March 31, 2014

Each of the registrant and Blackstone Alternative Alpha Fund II (“BAAF II”) is a “feeder fund” that invests substantially all of its assets in Blackstone Alternative Alpha Master Fund (the “Master Fund” and together with the registrant and BAAF II, the “BAAF Funds”). The portfolio managers of the BAAF Funds have day-to-day management responsibilities for the portfolio of such funds. BAAM’s Investment Committee reviews and approves investments made by the BAAF Funds but is not primarily responsible for the day-to-day management of the portfolio of such funds. Information regarding the portfolio managers is set forth below.

Name	Since	Title and Bibliography
Alberto Santulin (Portfolio Manager)	2012	Managing Director of BAAM since 2005.

John (JT) Shields (Portfolio Manager)	2013	Managing Director of BAAM since 2014; Vice President of BAAM from 2010 to 2013; Prior to joining BAAM, was Vice President at UBP Asset Management.

*	Mr. Santulin has served as portfolio manager of the Master Fund since 2012 and BAAF II since 2013; Mr. Shields has served as portfolio manager of the Master Fund and BAAF II since 2013.

(a)(2) Other Accounts Managed by Portfolio Managers

The table below identifies, for each named portfolio manager of the registrant (a “Portfolio Manager”), the number of accounts (other than the registrant, Blackstone Alternative Alpha Master Fund (the master fund in which the registrant invests substantially all of its assets, the “Master Fund”), or a Blackstone Alternative Alpha Fund II, a “feeder fund” that also invests substantially all of its assets in the Master Fund) for which the Portfolio Manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, as of March 31, 2014, other pooled investment funds and other accounts.

Name of Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Alberto Santulin	1	$1.2 billion	0	N/A	0	N/A
JT Shields	0	N/A	0	N/A	0	N/A

Potential Conflicts of Interest

The BAAF Funds may be subject to a number of actual and potential conflicts of interest.

Allocation of Investment Opportunities. If an investment opportunity is appropriate for the BAAF Funds and one or more BAAM Multi-Manager Funds (as defined below), BAAM affiliates or their clients (collectively, “Other BAAM Clients”), BAAM intends to allocate such opportunity in a fair and equitable manner, taking into account various investment criteria, such as the relative amounts of capital available for investments, relative exposure to market trends, investment objectives, liquidity, diversification, contractual restrictions and similar factors. “BAAM Multi-Manager Funds” is defined as multi-manager funds or accounts (i) for which BAAM, or any of its affiliates within The Blackstone Group L.P.’s, the parent company of BAAM (“Blackstone”), Hedge Fund Solutions Group, acts as an investment manager, managing member or in a similar capacity and (ii) in which underlying investments generally are made with or through third-party portfolio managers (and also, in certain cases, directly).

Capacity. To the extent that BAAM Multi-Manager Funds as well as entities affiliated with BAAM invest in private investment funds and managed accounts through third-party investment managers that limit the amount of assets and the number of accounts that they manage, BAAM may be required to choose among the BAAF Funds, other BAAM Multi-Manager Funds and affiliated entities in allocating assets to such third-party investment managers. Similarly, to the extent that BAAM Multi-Manager Funds and other entities affiliated with BAAM wish to invest in specific opportunities (e.g., co-investments) directly or through third-party managers, where such opportunities also are of interest to the BAAF Funds and are limited in capacity, BAAM may be required to choose among the BAAF Funds, other BAAM Multi-Manager Funds and affiliated entities in allocating assets to such opportunities. In both of these scenarios, BAAM intends to allocate such opportunities in a fair and equitable manner, taking into account various investment criteria, such as the relative amounts of capital available for investments, relative exposure to market trends, investment objectives, liquidity, diversification, contractual restrictions and similar factors.

Financial Interests in Underlying Managers. BAAM and its affiliates have financial interests in investment vehicles and asset managers, which interests may give rise to conflicts of interest between the BAAF Funds and such other investment vehicles managed by such other asset managers. BAAM and its affiliates will endeavor to manage these potential conflicts in a fair and equitable manner, subject to legal, regulatory, contractual or other applicable considerations. These potential conflicts principally relate to the following:

Blackstone-Owned Managers. Affiliates of BAAM currently (or in the future may) hold ownership interests in, or are (and in the future may be) otherwise affiliated with, various investment managers (each fund managed by such an investment manager, a “Blackstone Affiliated Fund”). The nature of BAAM’s or its affiliates’ relationship with the Blackstone Affiliated Funds means that, due to the prohibitions contained in the 1940 Act on certain transactions between a registered investment company and affiliated persons of it, or affiliated persons of those affiliated persons, the BAAF Funds may not be able to invest in the Blackstone Affiliated Funds, even if the investment would be appropriate for the BAAF Funds. These prohibitions are designed to prevent affiliates and insiders from using a registered investment company (such as the registrant, BAAF II, or the Master Fund) to benefit themselves to the detriment of the registered investment company and its shareholders. If an investment in a Blackstone Affiliated Fund is not prohibited under the 1940 Act, BAAM may have an incentive to allocate the BAAF Funds’ assets to such Blackstone Affiliated Fund since affiliates of BAAM have a direct or indirect financial interest in the success of such fund.

Strategic Alliance Fund. Blackstone Strategic Alliance Advisors L.L.C. (“BSAA”), an affiliate of BAAM, has launched and manages certain funds (each, a “Strategic Alliance Fund”) that make seed investments in investment vehicles (“Emerging Manager Vehicles”) managed by emerging fund managers (“Emerging Managers”). In connection with such seed investment, the Strategic Alliance Fund generally receives economic participation from the Emerging Manager Vehicles in the form of profit sharing or equity interests, or other contractual means of participating in the business of the Emerging Manager Vehicle. The nature of BAAM’s or its affiliates’ relationship with the Emerging Manager Vehicles means that, due to the prohibitions contained in the 1940 Act on certain transactions between a registered investment company and affiliated persons of it, or affiliated persons of those affiliated persons, the BAAF Funds will not be able to invest in the Emerging Manager Vehicles, even if the investment would be appropriate for the BAAF Funds. These prohibitions are designed to prevent affiliates and insiders from using a registered investment company (such as the registrant, BAAF II or the Master Fund) to benefit themselves to the detriment of the registered investment company and its shareholders.

There is significant overlap between BAAM’s and BSAA’s investment committees.

Blackstone Strategic Capital Advisors L.L.C. Blackstone Strategic Capital Advisors L.L.C. (“BSCA”), an affiliate of BAAM, manages certain funds (the “BSCA Funds”) that seek to make investments in established alternative asset managers (the “Strategic Capital Managers”). The nature of BAAM’s or its affiliates’ relationship with the Strategic Capital Managers means that, due to the prohibitions contained in the 1940 Act on certain transactions between a registered investment company and affiliated persons of it, or affiliated persons of those affiliated persons, the BAAF Funds may not be able to invest in funds managed by a Strategic Capital Manager, even if the investment would be appropriate for the BAAF Funds. These prohibitions are designed to prevent affiliates and insiders from using a registered investment company (such as the registrant, BAAF II, or the Master Fund) to benefit themselves to the detriment of the registered investment company and its shareholders. To the extent that an investment by the BAAF Funds in a fund managed by a Strategic Capital Manager would not be prohibited under the 1940 Act, such investment generally would benefit the BSCA Funds and a withdrawal/redemption by the BAAF Funds from such fund generally would be detrimental to the BSCA Funds. Accordingly, there may be a conflict between BAAM’s fiduciary obligation to the BAAF Funds, on the one hand, and BAAM’s interest in the success of the BSCA Funds, on the other hand.

There is significant overlap between BAAM’s and BSCA’s investment committees.

Blackstone Policies and Procedures. Specified policies and procedures implemented by Blackstone to mitigate potential conflicts of interest and address certain regulatory requirements and contractual restrictions may reduce the synergies across Blackstone’s various businesses that the BAAF Funds expect to draw on for purposes of pursuing attractive investment opportunities. Because Blackstone has many different asset management and advisory businesses, it is subject to a number of actual and potential conflicts of interest, greater regulatory oversight and subject to more legal and contractual restrictions than that to which it would otherwise be subject if it had just one line of business. In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, Blackstone has implemented certain policies and procedures (e.g., information walls) that may reduce the positive synergies that the BAAF Funds expect to utilize for purposes of finding attractive investments. For example, Blackstone may come into possession of material non-public information with respect to companies in which its private equity business may be considering making an investment or companies that are Blackstone advisory clients. As a consequence, that information, which could be of benefit to the BAAF Funds, might become restricted to those respective businesses and otherwise be unavailable to the BAAF Funds.

Blackstone Proprietary Funds. From time to time, Blackstone may hire or enter into a partnership or other arrangement with one or more investment professionals to form and manage private investment funds or separately managed accounts pursuing alternative investment strategies (“Proprietary Funds”). Blackstone generally receives a substantial portion of the revenues attributable to these Proprietary Funds, in most instances greater than the portion of the revenues it would receive from the BAAF Funds. Blackstone has formed several Proprietary Funds and expects to form additional Proprietary Funds in the future. The nature of BAAM’s or its affiliates’ relationship with the Proprietary Funds means that, due to the prohibitions contained in the 1940 Act on certain transactions between a registered investment company and affiliated persons of it, or affiliated persons of those affiliated persons, the BAAF Funds will not be able to invest in the Proprietary Funds, even if the investment would be appropriate for the BAAF Funds. These prohibitions are designed to prevent affiliates and insiders from using a registered investment company (such as the registrant, BAAF or the Master Fund) to benefit themselves to the detriment of the registered investment company and its shareholders.

Other Activities of Blackstone, BAAM and its Affiliates. BAAM devotes to the BAAF Funds as much time as is necessary or appropriate, in its judgment, to manage the BAAF Funds’ activities. Certain inherent conflicts of interest arise from the fact that BAAM, Blackstone and their affiliates act on behalf of the BAAF Funds and may also carry on investment activities for a significant number of other clients (including other investment funds sponsored by BAAM, Blackstone or their affiliates) in which the BAAF Funds have no interest. In certain instances, the investment strategies and objectives of these other clients are similar to, or overlap with, the investment objective and strategy of the BAAF Funds. These activities could be viewed as creating a conflict of interest in that BAAM’s time will not be devoted exclusively to the business of the BAAF Funds but such time will be allocated among the BAAF Funds and BAAM’s other clients.

BAAM’s future investment activities, including the establishment of other investment funds, may give rise to additional conflicts of interest. In addition, the activities in which Blackstone and its affiliates are involved may limit or preclude the flexibility that the BAAF Funds may otherwise have to participate in investments. The BAAF Funds may be forced to waive voting rights or sell or hold existing investments as a result of investment banking relationships or other relationships that Blackstone may have or transactions or investments Blackstone and its affiliates may make or have made. In addition, BAAM may determine not to invest the BAAF Funds’ assets in an Investment Fund, or may withdraw/redeem all or a portion of an existing BAAF Fund investment in an investment fund, subject to applicable law, in order to address adverse regulatory implications that would arise under the 1940 Act for the BAAF Funds and BAAM’s other clients if that investment was made or maintained. To the extent that the adverse regulatory implications are attributable to the BAAF Funds’ investment, BAAM may cause the BAAF Funds to withdraw/redeem prior to other BAAM clients.

BAAM’s investment activities, including the establishment of other investment funds and providing advisory services to discretionary or non-discretionary clients (see Non-Discretionary/Advisory Clients below), may give rise to additional conflicts of interest. BAAM has no obligation to purchase or sell, or recommend for purchase or sale for the BAAF Funds, any investment that BAAM or its affiliates may purchase or sell, or recommend for purchase or sale for their own accounts or for the account of any other client or investment fund. Situations may arise in which private investment funds or accounts managed by BAAM or its affiliates have made investments which would have been suitable for investment by the BAAF Funds but, for various reasons, were not pursued by, or available to, the BAAF Funds. BAAM, Blackstone and their affiliates may also engage in business activities unrelated to the BAAF Funds that create conflicts of interest. BAAM, Blackstone, their affiliates and any of their respective officers, directors, partners, members or employees, may invest for their own account in various investment opportunities, including in investment funds, in which the BAAF Funds have no interest. BAAM may determine that an investment opportunity in a particular investment is appropriate for a particular account, or for itself, but not for the BAAF Funds.

Blackstone employees, including employees of BAAM, may invest in hedge funds or other investment entities, including potential competitors of the BAAF Funds. Investors will not receive any benefit from any such investments.

Non-Discretionary/Advisory Clients. BAAM provides advisory services, typically on a non-discretionary basis, regarding the hedge fund portfolios of certain clients. BAAM may communicate investment recommendations to such clients prior to the full implementation of such recommendations by BAAM for the BAAF Funds, BAAM Multi-Manager Funds or other discretionary clients. Accordingly, the BAAF Funds, BAAM Multi-Manager Funds and BAAM’s other discretionary clients may be seeking to obtain limited capacity from investment funds at the same time as such non-discretionary clients. Similarly, to the extent that an investment fund imposes redemption limitations, actions taken by non-discretionary clients may be adverse to the BAAF Funds, BAAM Multi-Manager

Funds or other discretionary accounts. In addition, non-discretionary clients may from time to time have access to or have the right to obtain information about investment decisions made for the BAAF Funds, BAAM Multi-Manager Funds or other discretionary clients. Based on such information, the non-discretionary clients may take actions that are adverse to the BAAF Funds, BAAM Multi-Manager Funds or other discretionary BAAM clients.

Placement Agent Arrangements. Certain broker-dealer affiliates of BAAM may enter into placement agent agreements or otherwise be retained as placement agent by an investment fund. Under these placement agent agreements, to the extent permitted by applicable law, the investment fund may compensate BAAM’s affiliates for referring investors (including the BAAF Funds) to the investment fund and such fees will not be shared with the BAAF Funds or their investors.

Service Providers and Financial Institutions as Investors. From time to time, Blackstone personnel may speak at conferences and programs for potential investors interested in investing in hedge funds, which are sponsored by investment firms that either provide services to the BAAF Funds or have a relationship with BAAM and/or Blackstone. Through such “capital introduction” events, prospective investors in the BAAF Funds have the opportunity to meet with BAAM. Neither BAAM nor the BAAF Funds compensates the sponsors for organizing such events or for investments ultimately made by prospective investors attending such events. However, such events and other services (including, without limitation, capital introduction services) may influence Blackstone and BAAM in deciding whether to do business with or employ the services of such investment firms consistent with their obligations to the BAAF Funds.

Investment banks or other financial institutions, as well as Blackstone employees, may also be investors in the BAAF Funds. These institutions and employees are a potential source of information and ideas that could benefit the BAAF Funds. BAAM has procedures in place designed to prevent the inappropriate use of such information by the BAAF Funds.

Transactions between the BAAF Funds and Other BAAM Clients. BAAM, to the extent permitted by applicable law, including the 1940 Act, may cause the BAAF Funds to purchase investments from, to sell investments to or to exchange investments with any of its or Blackstone’s affiliates. Any such purchases, sales or exchanges generally will be effected based upon the net asset value of the investment.

(a)(3) Compensation of Portfolio Managers

The Portfolio Managers’ compensation is comprised primarily of a fixed salary and a discretionary bonus paid by BAAM or its affiliates and not by the registrant, BAAF II, or the Master Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of The Blackstone Group L.P., the parent company of BAAM (“Blackstone”), which stock options may be subject to certain vesting periods. The amount of the Portfolio Managers’ discretionary bonus, and the portion to be paid in shares or stock options of Blackstone, is determined by senior officers of BAAM and/or Blackstone. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of BAAM; the overall performance of Blackstone and its affiliates and subsidiaries; the profitability to BAAM derived from the management of the registrant, BAAF II, the Master Fund and the other accounts managed by BAAM; the absolute performance of the registrant, BAAF II, the Master Fund and such other accounts for the preceding year; contributions by the Portfolio Manager in assisting with managing the assets of BAAM; and execution of managerial responsibilities, client interactions and support of colleagues. The bonus is not based on a precise formula, benchmark or other metric.

(a)(4) Securities Ownership of Portfolio Managers

The table below shows the dollar range of the interests of the registrant and the Master Fund beneficially owned as of March 31, 2014 by each Portfolio Manager.

Portfolio Manager	Registrant	Master Fund
Alberto Santulin	None	None
JT Shields	None	None

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure require by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Proxy voting policies and procedures pursuant to Item 7 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blackstone Alternative Alpha Fund

By (Signature and Title)         /s/ Brian F. Gavin

Brian F. Gavin, President (Principal Executive Officer)

Date:       June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Brian F. Gavin

Brian F. Gavin, President (Principal Executive Officer)

Date:       June 5, 2014

By (Signature and Title)         /s/ Arthur Liao

Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date:       June 5, 2014